Principal Accounting Policies - The roll forward of contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	$ 5,237	¥ 36,456	¥ 38,116
Addition	1,055	7,341	10,382
Net change in fair value	49	344	(5,242)
Payment	(2,000)	(13,921)	(6,800)
Balance at the end of the year	$ 4,341	¥ 30,220	¥ 36,456